Issuances of equity securities (Tables)	6 Months Ended
Jun. 30, 2025
Issuance of Equity Shares [Abstract]
Disclosure of classes of share capital

In CHF thousands	Number of Treasury shares	Average price in CHF	Total TCHF value

As of 1 January 2025	3,500,000	0.28	981
Shares vested under the PSU program	(577,246)	0.28	(162)
Shares withheld to cover social security and tax liabilities	85,707	3.43	294
Shares vested under the RSU program	(33,015)	0.28	(9)
Shares withheld to cover social security and tax liabilities	6,840	3.28	22
Shares as of 30 June 2025	2,982,286	0.38	1,127